STOCKHOLDERS’ EQUITY - Q1	3 Months Ended
Mar. 31, 2024
Equity [Abstract]
STOCKHOLDERS EQUITY (DEFICIT)	STOCKHOLDERS EQUITY (DEFICIT)
Common Stock
In connection with signing the Merger Agreement, the Company, GRI Operations and Altium entered the Equity SPA pursuant to which Altium agreed to invest $12,250 in cash and cancel any outstanding principal and accrued interest on the Bridge Notes in return for the issuance of shares of GRI Operations’ common stock immediately prior to the consummation of the Merger. Pursuant to the Equity SPA, immediately prior to the Closing, GRI Operations issued 74,584 shares of GRI Operations’ common stock (the Initial Shares) to Altium and 298,339 shares of GRI Operations’ common stock (the Additional Shares) into escrow with an escrow agent for net proceeds of $11,704, after deducting offering expenses of $546.
At the closing, pursuant to the Merger, the Initial Shares converted into an aggregate of 2,789 shares of the Common Stock and the Additional Shares converted into an aggregate of 11,157 shares of the Common Stock. On May 8, 2023, in accordance with the terms of the Equity SPA, the Company and Altium authorized the escrow agent to, subject to beneficial ownership limitations, disburse to Altium all of the shares of the Common Stock issued in exchange for the Additional Shares.
Redeemable Common Stock
In November 2018, GRI Operations entered into an agreement with a stockholder pursuant to which the stockholder had the right to require GRI Operations to purchase all or a portion of 85 shares of GRI Operations’ common stock held by the stockholder for $1,445.08 per share (the Put Right). The Put Right was exercisable (i) for a period commencing thirty days prior to the day Private GRI completed an equity or debt financing and ending fifteen business days thereafter, or (ii) at any time following a breach of the agreement by Private GRI.
In December 2022, the stockholder exercised the Put Right and GRI Operations redeemed the 85 shares of GRI Operations’ common stock for $124 ($1,445.08 per share). The redeemed shares were retired by GRI Operations. The share numbers and exercise or conversion prices in this section of Note 10 entitled “Redeemable Common Stock” reflect the Exchange Ratio retroactively.
Common Stock Warrants
Pursuant to the Equity SPA, on May 8, 2023, the Company issued to Altium (i) Series A-1 Warrants to purchase 13,947 shares of the Common Stock at an exercise price of $1,229.41, (ii) Series A-2 Warrants to purchase 12,552 shares of the Common Stock at an exercise price of $1,341.34 , and (iii) Series T Warrants to purchase (x) 8,950 shares of the Common Stock at an exercise price of $1,117.48 and (y) upon exercise of the Series T Warrants, 8,950 additional Series A-1 Warrants and Series A-2 Warrants, each to purchase 8,950 shares of the Common Stock at an exercise price of $1,229.41 and $1,341.34, respectively (collectively, the Equity Warrants).
The Series A-1 Warrants have a term of 60 months from the date all shares underlying the Series A-1 Warrants are freely tradable. The A-2 warrants have a 2-year term and expire in June 2025. Series T Warrants have a term of 24 months from the date all shares underlying Series T Warrants are freely tradable. As noted in Note 2. Liquidity, the Company may force the exercise of the Series T Warrants subject to the satisfaction of certain equity conditions. The Equity Warrants include certain contingent cashless exercise features and contain certain other rights with regard to asset distributions and fundamental transactions. The exercise price of the Series A-1 Warrants is subject to adjustment for certain dilutive issuances, and all of the Equity Warrants are subject to standard antidilution adjustments. As of December 31, 2023, all of the A-2 Warrants had been exercised and all of the A-1 Warrants and T Warrants were outstanding. The Equity Warrants were classified as equity and the allocated fair value of $5,675 is included in additional paid in capital.
Pursuant to the Bridge SPA, upon the funding of each tranche of the Bridge Note, Altium received the Bridge Warrants. The Bridge Warrants had an exercise price of $121.03 per share, were exercisable at any time on or after the applicable issuance date and had a term of 60 months from the date all shares underlying the Bridge Warrants are freely tradable. Upon the completion of the Merger the Bridge Warrants were exchanged for the Exchange Warrants to purchase an aggregate of 4,632 shares of the Common Stock. The Exchange Warrants contain substantively similar terms to the Bridge Warrants, and have an initial exercise price equal to $1,340.43 per share subject to adjustments for splits and recapitalization events. All of the Bridge Warrants had been exercised as of December 31, 2023. The Bridge Warrants were classified as equity and the allocated fair value of $2,860 is included in additional paid in capital.
In connection with the Closing, GRI Operations granted its financial advisor warrants (the Advisor Warrants) to purchase shares of GRI Operations’ common stock, which, at the Effective Time, became exercisable for an aggregate of 26 shares of the Common Stock at an exercise price of $5,586.49 per share. The Advisor Warrants have a five-year term. All of the Advisor Warrants were outstanding as of December 31, 2023. The Advisor Warrants were classified as equity and the fair value of $18 is included in additional paid in capital.
The Black-Scholes option-pricing model was used to estimate the fair value of the Equity Warrants, the Exchange Warrants and the Advisor Warrants with the following weighted-average assumptions:

Volatility	167.6%
Expected term in years	1.69
Dividend rate	0.0%
Risk-free interest rate	4.37%
In May 2022, Vallon issued warrants to purchase an aggregate of 1,355 shares of common stock at an exercise price of $2,561.65 per share in connection with a securities purchase agreement. The warrants have a five-year term. The warrants were classified as a liability and are revalued at each balance sheet date. The fair value of $3 as of December 31, 2023 is reflected in warrant liability on the accompanying consolidated balance sheets (Note 5).
In connection with Vallon’s initial public offering in February 2021, Vallon granted the underwriters warrants (the Underwriters' Warrants) to purchase an aggregate of 42 shares of common stock at an exercise price of 27,300.00 per share. The Underwriters’ Warrants have a five-year term.
As of December 31, 2023, the Company had the following warrants outstanding to purchase common stock.

Number of Shares	Exercise Price per Share	Expiration Date
8,950	$1,117.48	December 2025
42	$27,300.00	February 2026
271	$2,561.65	May 2027
13	$0.01	July 2027
26	$5,586.49	April 2028
13,947	$1,229.41	December 2028
STOCKHOLDERS’ EQUITY
In connection with signing the Merger Agreement, the Company, GRI Operations and Altium entered the Equity SPA pursuant to which Altium agreed to invest $12,250 in cash and cancel any outstanding principal and accrued interest on the Bridge Notes in return for the issuance of shares of GRI Operations’ Common Stock immediately prior to the consummation of the Merger. Pursuant to the Equity SPA, immediately prior to the Closing, GRI Operations issued the Initial Shares to Altium and the Additional Shares into escrow with an escrow agent for net proceeds of $11,704, after deducting offering expenses of $546.
At the Closing, pursuant to the Merger, the Initial Shares converted into an aggregate of 2,789 shares of Common Stock and the Additional Shares converted into an aggregate of 11,157 shares of Common Stock. On May 8, 2023, in accordance with the terms of the Equity SPA, the Company and Altium authorized the escrow agent to, subject to beneficial ownership limitations, disburse to Altium all of the shares of the Common Stock issued in exchange for the Additional Shares.
On February 1, 2024, the Company entered into the Purchase Agreement, pursuant to which the Company agreed to issue and sell, in the Offering, (i) 25,419 Shares of the Common Stock, (ii) 359,196 Pre-Funded Warrants exercisable for an aggregate of 359,196 shares of Common Stock, (iii) 384,615 Series B-1 Common Warrants exercisable for an aggregate of 384,615 shares of Common Stock, and (iv) 384,615 Series B-2 Common Warrants exercisable for an aggregate of 384,615 shares of Common Stock for net proceeds of $4,389, after deducting offering expenses of $1,110. The securities were offered in combinations of (a) one Share or one Pre-Funded Warrant, together with (b) one Series B-1 Common Warrant and one Series B-2 Common Warrant, for a combined purchase price of $14.30 (less $0.0013 for each Pre-Funded Warrant).
Subject to certain ownership limitations, the Warrants were exercisable upon issuance. Each Pre-Funded Warrant is exercisable for one Share of Common Stock at a price per share of $0.0013 and does not expire. Each Series B-1 Common Warrant is exercisable into one Share of Common Stock at a price per share of $14.30 for a five-year period after February 6, 2024, the date of issuance. Each Series B-2 Common Warrant is exercisable into one share of Common Stock at a price per share of $14.30 for an 18-month period after February 6, 2024, the date of issuance. The Warrants were classified as equity and the allocated fair value of $4,279 is included in additional paid in capital.
The Company determined that the amount paid for the Pre-Funded Warrants approximates their fair value. The Black-Scholes option-pricing model was used to estimate the fair value of the Series B-1 Common and Series B-2 Common Warrants with the following weighted-average assumptions:

Volatility	156.3%
Expected term in years	1.63
Dividend rate	0.0%
Risk-free interest rate	4.65%
In connection with the issuance of the securities pursuant to the Purchase Agreement, the exercise price of the Series A-1 Warrants issued in connection with the Merger was reduced to par, or $0.0001, per share pursuant to the terms of the Series A-1 Warrants.
As of March 31, 2024, the Company had the following warrants outstanding to purchase Common Stock.

Number of Shares	Exercise Price per Share	Expiration Date
188,385	$0.0013	Do not expire
384,615	$14.30	August 2025
8,950	$1,117.48	December 2025
42	$27,300.00	February 2026
271	$2,561.65	May 2027
13	$0.01	July 2027
26	$5,586.49	April 2028
13,947	$0.0001	December 2028
384,615	$14.30	February 2029